Note 6 - Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Cash, Cash Equivalents and Investments [Table Text Block]
	December 31, 2016
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$21,532	$-	$-	$21,532
	December 31, 2015
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$11,233	$-	$-	$11,233

Investments Classified by Contractual Maturity Date [Table Text Block]
	December 31, 2016
	Cost	Fair Value
Time deposits
Due within one year	$21,504	$21,504
Due after one year through two years	28	28

	$21,532	$21,532
	December 31, 2015
	Cost	Fair Value
Time deposits
Due within one year	$11,205	$11,205
Due after one year through two years	28	28

	$11,233	$11,233